Related Party Transactions	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Related Party Transactions [Text Block]
9.	Related Party Transactions

(a)

For the six months ended April 30, 2012, the Company paid / accrued $48,000 to CAB (2011: $48,000), Tom Ihrke, the VP of business development, $7,848 (2011: $18,894), and BKB Management Ltd. (“BKB”) CAD$33,000 (2011: CAD$31,000) for management, consulting and accounting services. CAB is owned by the president of the Company and BKB is owned by the CFO of the Company.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.

(b)

On October 27, 2008 the Company entered a secured loan agreement in the amount of CAD$300,000 with CAB. (See Note 8). On July 10, 2009 $40,000 of the debt was converted to equity. On October 21, 2010, the Company settled a portion of the debt, namely US$1,625 with CAB by converting 65,000 warrants into 32,500 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share. On June 28, 2011, the Company paid down CAD $100,000 of the debt. For the six months ended, April 30, 2012, the Company paid interest expenses of CAD $13,637 (2011: CAD$32,824).

(c)

On October 27, 2008 the Company entered a secured loan agreement in the amount of CAD$400,000 with Christopher Bunka. (See Note 8). On October 21, 2010, the Company settled a portion of the debt, namely $2,166.65 with Christopher Bunka by converting 86,667 warrants into 43,333 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share. For the six months ended April 30, 2012, the Company paid interest expenses of CAD $35,805 (2011: CAD$36,750).

(d)	See Note 5, 6, 7 and 8.

(e)

On April 1, 2010, the Company entered a non-secured loan agreement in the amount of US$75,000 with CAB (See Note 7a). For the six months ended April 30, 2012, the Company paid interest expenses of $6,750 (2011: $6,750).

(f)

On March 30, 2012, the Company entered a non-secured loan agreement in the amount of US$50,000 with Chris Bunka. For the quarter ended April 30, 2012, the Company incurred interest expenses of $500 (2011: $nil).

(g)	Included in accounts payable, $82,588 (October 31, 2011: $94,696) was payable to companies controlled by the president, key management personnel and directors of the Company.

(h)

For the six months ended April 30, 2012, the Company has paid/accrued $23,764 (2011: $63,147) to 0743608 BC Ltd., $9,989 (2011:$26,544) to Emerald Atlantic LLC, and $2,816 to Tom Ihrke (2011: $5,614) for their respective Non-consent Interests in Belmont Lake. 0743608 BC Ltd. is owned by the president of the Company and Emerald Atlantic LLC is owned by a Director of the Company.

8.	Related Party Transactions

(a)

For the year ended October 31, 2011, the Company paid / accrued $96,000 to CAB (2010: $97,200), Tom Ihrke, the VP of business development, $34,375 (2010: $8,557), and BKB Management Ltd. (“BKB”) CAD$64,000 (2010: CAD$54,900) for management, consulting and accounting services. CAB is owned by the president of the Company and BKB is owned by the CFO of the Company.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.

(b)

On October 27, 2008 the Company entered a secured loan agreement in the amount of CAD$300,000 with CAB. (See Note 7a). On July 10, 2009 $40,000 of the debt was converted to equity. On October 21, 2010, the Company settled a portion of the debt, namely US$1,625 with CAB by converting 65,000 warrants into 32,500 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share. On June 28, 2011, the Company paid down CAD $100,000 of the debt. For the year ended, October 31, 2011, the Company accrued and paid interest expenses of CAD $41,509 (2010: CAD$51,025)

(c)

On October 27, 2008 the Company entered a secured loan agreement in the amount of CAD$400,000 with Christopher Bunka. (See Note 7a). On October 21, 2010, the Company settled a portion of the debt, namely $2,166.65 with Christopher Bunka by converting 86,667 warrants into 43,333 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share. For the year ended, October 31, 2011, the Company accrued and paid interest expenses of CAD $71,610 (2010: CAD$80,874).

(d)	See Note 4, 5, 6, and 7.

(e)

On April 1, 2010, the Company entered a non-secured loan agreement in the amount of US$75,000 with CAB (See Note 7). For the year ended October 31, 2011, the Company accrued and paid interest expenses of $13,500 (2010: $7,875).

(f)

On September 13, 2010, the Company entered a demand loan agreement in the amount of US$90,000 with CAB (See Note 8b). The Company accrued interest of $3,884 and paid interest of $3,150. On January 31, 2011, the Company paid back the loan in full.

(g)	Included in accounts payable, $94,696 (October 31, 2010: $90,027) was payable to companies controlled by the president, key management personnel and directors of the Company.

(h)

For the year ended October 31, 2011, the Company has paid/accrued $153,563 (2010: $Nil) to 0743608 BC Ltd., $64,553 (2010:$Nil) to Emerald Atlantic LLC, and $18,196 to Tom Ihrke (2010: $Nil) for their respective Non-consent Interests in Belmont Lake. 0743608 BC Ltd. is owned by the president of the Company and Emerald Atlantic LLC is owned by a Director of the Company.